TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION
15.	TAXATION

Cayman Islands
Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no
Cayman Islands withholding tax will be imposed.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.
The PRC
The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.
The PRC CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). In 2017, Ctrip Computer Technology, Ctrip Travel Information and Ctrip Travel Network reapplied for their qualification as HNTE, which were approved by the relevant government authority. Thus, these subsidiaries are entitled to a preferential EIT rate of 15% from 2017 to 2019. Qunar Software and Qunar Beijing are also entitled a preferential EIT rate of 15% from 2018 to 2020.
In 2002, the State Taxation of Administration (“SAT”) started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalogue are eligible to apply for a preferential income tax rate of 15% if their businesses fall within the “encouraged” category of the policy. Over the years since 2012, Chengdu Ctrip and Chengdu Ctrip International obtained approval from local tax authorities to apply the 15% tax rate for their annual tax filing subject to periodic renewals. After the initial effective period expired in 2014, the two entities were approved by the relevant government authority to renew this qualification, which will expire in 2020. In 2013, Chengdu Information obtained approval from local tax authorities to apply the 15% tax rate for its 2012 tax filing and for the years from 2013 to 2020.
Pursuant to the PRC CIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.
Income/(loss) from domestic and foreign components before income tax expenses

	2017	2018	2019
	RMB (in millions)
Domestic	5,852	4,663	8,983
Foreign	(2,328)	(2,742)	104

Total	3,524	1,921	9,087

The income/(loss) from foreign components mainly includes the gain/(loss) from the equity securities investments measured at fair value, share based compensation charge, foreign exchange gain/(loss) and interest income/(loss) incurred in its overseas companies.
Composition of income tax expense
The current and deferred portion of income tax expense included in the consolidated statements of income for the years ended December 31, 2017, 2018 and 2019 were as follows:

	2017	2018	2019
	RMB (in millions)
Current income tax expense	1,453	1,425	1,918
Deferred tax benefit	(168)	(632)	(176)

Income tax expense	1,285	793	1,742

Income tax expense was RMB1.7
b
illion (US$250 million) in the year ended December 31, 201
9
,
increase from
RMB793
m
illion in the year ended 201
8
. The effective income tax rate in year ended December 31, 201
9
was 19%, as compared to 41% in the year ended 201
8
, mainly due to
the change in profitability of the Group and changes in the profits of the Company’s subsidiaries with different tax rates.
Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31, 2017, 2018 and 2019 were as follows:

	2017	2018	2019
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	6%	(23%)	(9%)
Non-deductible expenses and non-taxable income incurred	3%	37%	1%
Change in valuation allowance	2%	2%	2%

Effective CIT rate	36%	41%	19%

The change in the Group’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates, the non-deductible expenses and tax effects from investing activities.
The
non-deductible
expenses are primarily attributable to the share-based compensation charge of RMB1.8 billion, RMB1.7 billion and RMB1.7 billion for the years ended December 31, 2017, 2018 and 2019, respectively, and the losses from the equity securities investments measured at fair value change of RMB3.1 billion for the year ended December
3
1,
2018.
For the years ended December 31, 2017, 2018 and 2019, such non-deductible expense increased the effective tax rate of 13%, 41% and 5%, respectively, by using enacted tax rate of 25%. The non-taxable income are primarily attributable to the gains from the equity securities investments measured at fair value change of RMB2.3 billion for the year ended December
2019.
For the year ended December 31, 2019, such non-taxable income decreased the effective tax rate of
5%
by using enacted tax rate of
25
%. In 2017, the remaining impact from the non-taxable income come from the other income incurred by the Company which is also not subject to income tax.
The provisions for income taxes for the years ended December 31, 2017, 2018 and 2019 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain subsidiaries and VIEs of the Company. The following table sets forth the effect of preferential tax on China operations:

	2017	2018	2019
	RMB ( i n millions, except per share data)
Tax holiday effect	345	520	762
Basic net income per ADS effect	0.65	0.95	1.34
Diluted net income per ADS effect	0.60	0.92	1.19

For the years ended December 31, 2017, 2018 and 2019, the impacts on effective tax rates from the Company’s major subsidiaries with preferential tax rates are as follows:

	Impact on the effective tax rates
		2017	2018	2019
Ctrip Computer Technology	15%	(1.6%)	(5.5%)	(2.4%)
Ctrip Travel Information	15%	(1.6%)	(4.0%)	(1.0%)
Ctrip Travel Network	15%	(1.6%)	(5.7%)	(1.9%)
Chengdu Information	15%	(2.1%)	(3.2%)	(0.8%)
The Company and its subsidiaries in Hong Kong and Cayman	16.5%, 0%	15.4%	1.7%	(0.9%)
Qunar and subsidiaries	15%	(1.0%)	(5.0%)	(1.5%)
Others	15%	(1.1%)	(1.3%)	(0.5%)
Total		6.4%	(23.0%)	(9.0%)

Significant components of deferred tax assets and liabilities:

	2018	2019
	RMB (in millions)
Accrued expenses	532	673
Loss carry forward	191	372
Accrued liability for customer reward related programs	57	68
Accrued staff salary	65	138
Others	243	207
Subtotal	1,088	1,458
Less: Valuation allowance of deferred tax assets	(238)	(482)
Total deferred tax assets	850	976

Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,838)	(3,592)
Net deferred tax liabilities	(2,988)	(2,616)

Movement of valuation allowances:

	2017	2018	2019
	RMB (in millions)
Balance at beginning of year	150	197	238
Current year additions	47	41	244

Balance at end of year	197	238	482

As of December 31, 2018 and 2019, valuation allowance of RMB238 million and RMB482 million was mainly provided for operating loss that could be carried forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. The increase of the valuation allowance for the year ended December 31, 2019 was mainly the provision for year of 2019 operating losses incurred by certain subsidiaries. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2019, the Group had net operating tax loss carry forwards amounted to RMB1.7
b
illion which will expire from
2020 to 2024 if not used.
As of December 31, 2018 and 2019, the unrecognized tax benefit and accrual is nil
.
Qunar, one of the Company’s subsidiaries acts as an agent for its air travel facilitating services including aviation insurance policies (the “Aviation Insurance Arrangements”), presents revenues from such transactions on a net basis. Under the current PRC CIT Laws and regulations, Qunar’s existing business arrangement more likely than not will subject Qunar to income taxes on a gross basis for the Aviation Insurance Arrangements. The difference between the net revenue and the gross revenue is considered as deemed revenue for additional income taxes. The associated income tax expense is calculated by applying the applicable tax rate to the deemed revenue amount and includes the late payment interest based on the applicable tax rules. Such liabilities primarily represent the tax provision made with respect to the deemed revenue from these transactions. It is possible that the amount accrued will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time.